Earnings Per Equity Share - Summary of Diluted Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 80,081	$ 1,230	₨ 84,895	₨ 89,075
Weighted average number of equity shares outstanding	4,750,043,400	4,750,043,400	4,857,081,010	4,913,118,800
Effect of dilutive equivalent share options	8,318,575	8,318,575	14,266,128	10,261,016
Weighted average number of equity shares for diluted earnings per share	4,758,361,975	4,758,361,975	4,871,347,138	4,923,379,816
Diluted earnings per share | (per share)	₨ 16.83	$ 0.26	₨ 17.43	₨ 18.09